Partners’ Capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Partners’ Capital - Schedule of Distributions (Table)

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$1.6275	98%	2%
First Target Distribution	up to $1.6975	98%	2%
Second Target Distribution	above $1.6975 up to $1.8725	85%	15%
Third Target Distribution	above $1.8725 up to $2.0475	75%	25%
Thereafter	above $2.0475	65%	35%

Partners’ Capital - Partnership units (Table)

	As of December 31,
	2023	2022
Common units	55,039,143	20,255,707
General partner units	348,570	348,570
Treasury Units	870,522	566,239
Total partnership units	56,258,235	21,170,516